Accrued Expenses and Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Text Block Supplement [Abstract]
Schedule of accrued expenses and other current liabilities
	As of December 31,
	2021	2020
Payroll	$180,855	$302,033
Other payable	1,070	1,042
Total	$181,925	$303,075